Richo Company Ltd. Shareholders Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Jun. 21, 2013 Dividend Declared	Mar. 31, 2013 Legal Reserve Additional paid-in capital
Retained Earnings Adjustments [Line Items]
Percentage of appropriated retained earnings	10.00%
Percentage rate equal to common stock that legal reserves and APIC must match for no further appropriations			25.00%
Dividends declared, per share		¥ 16.50
Common stock dividend, value		¥ 11,963
Cash dividend declaration date		Jun. 21, 2013
Cash dividend declared, date of record		Mar. 31, 2013
Retained earnings legally available for dividend distribution	¥ 264,137